Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Details of Subsidiaries, VIE and Its Subsidiaries and Schools
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

History-continued

The Company’s subsidiaries, VIE and VIE’s significant subsidiaries and schools as of December 31, 2018 were as follows: (1)

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Prepshine HK	April 13, 2017	Hong Kong	100%	Holding company
Purong Information	January 8, 2018	PRC	100%	Holding company
Beijing GEDU	August 16, 2017	PRC	100%	Education services
Variable interest entity:
Puxin Education	September 28, 2014	PRC	100%	Education services
VIE’s significant subsidiaries and schools :
Beijing Shangxin Education Technology Co., Ltd. (“Beijing Shangxin”)	September 28, 2014	PRC	100%	Education services
Beijing Meikaida Education Technology Co., Ltd. (“Beijing Meikaida”)	June 18, 2015	PRC	100%	Education services
Beijing Meitong Education Consulting Co., Ltd. (“Beijing Meitong”)	July 22, 2015	PRC	100%	Education services
Yunnan Pude Education Information Consulting Co., Ltd. (“Yunnan Pude”)	January 4, 2016	PRC	100%	Education services
Taiyuan Puxin Culture and Arts Co., Ltd. (“Taiyuan Puxin Arts”)	April 30, 2015	PRC	100%	Education services
Taiyuan Fubusi Education School (“Taiyuan Fubusi”)	April 30, 2015	PRC	100%	Education services
Taiyuan Puxin Culture Communication Co., Ltd. (“Taiyuan Puxin Communication”)	June 30, 2015	PRC	100%	Education services
Taiyuan Mercan School (“Taiyuan Mercan”)	June 30, 2015	PRC	100%	Education services
Tianjin Xinsiyuan Culture Communication Co., Ltd. (“Tianjin Xinsiyuan”)	June 30, 2015	PRC	100%	Education services
Tianjin Shengjia Training Center (“Tianjin Shengjia”)	June 30, 2015	PRC	100%	Education services
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Guizhou Puxintian Education Technology Co., Ltd. (“Guizhou Puxintian”)	November 22, 2015	PRC	100%	Education services
Qingzhen Tiantian English Training School (“Qingzhen Tiantian”)	November 22, 2015	PRC	100%	Education services
Baiyun District Tiantian English School (“Baiyun Tiantian”)	November 22, 2015	PRC	100%	Education services
Guiyang Wudang Tiantian English School (“Wudang Tiantian”)	November 22, 2015	PRC	100%	Education services
Guiyang Huaxi Tiantian Training School (“Huaxi Tiantian”)	November 22, 2015	PRC	100%	Education services
Guiyang Yunyan Tiantian Education Training School (“Yunyan Tiantian”)	November 22, 2015	PRC	100%	Education services
Nanjing Diyu Investment Management Co., Ltd (“Nanjing Diyu”)	January 18, 2016	PRC	100%	Education services
Nanjing Innovation School (“Nanjing Innovation”)	January 18, 2016	PRC	100%	Education services
Shanghai Pukuan Education Technology Co., Ltd. (“Shanghai Pukuan”)	May 5, 2016	PRC	100%	Education services
Shanghai Xinkebiao Education Training Center (“Shanghai Xinkebiao”)	May 5, 2016	PRC	100%	Education services
Beijing Hope Education Consulting Co., Ltd. (“Beijing Hope”)	June 21, 2016	PRC	100%	Education services
ZMN International Education Consulting (Beijing) Co., Ltd. (“ZMN Education”)	July 31, 2017	PRC	100%	Education services
Shanghai Global Career Education & Technology Holdings Limited (“Shanghai GEDU”)	August 16, 2017	PRC	100%	Education services
Shandong Zengyu Trading Co., Ltd. (“Shandong Zengyu”)	November 1, 2018	PRC	100%	Education services
Jinan Tiancai Education School (“Jinan Tiancai”)	November 1, 2018	PRC	100%	Education services

(1)

The net revenues generated from these subsidiaries and schools accounts for RMB256,055, RMB690,608 and RMB1,443,786 of the Group’s total net revenues for the years ended December 31, 2016, 2017 and 2018, respectively. The English names are for identification purpose only.

Schedule of Financial Information of VIE and Its Subsidiaries and Schools

The following financial information of the VIE and VIE’s subsidiaries and schools after the elimination of inter-company transactions and balances as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 was included in the accompanying consolidated financial statements:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	160,274	232,608
Prepaid expenses and other current assets	128,928	121,145
Total current assets	299,723	363,412
Total assets	2,000,437	1,627,032
Total current liabilities	1,265,438	1,668,293
Total liabilities	1,625,964	1,862,278

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	439,181	1,282,562	2,219,638
Net loss	(127,604)	(331,621)	(254,754)
Net cash generated from (used in) operating activities	81,409	80,266	(81,041)
Net cash used in investing activities	(89,259)	(141,025)	(156,917)
Net cash generated from financing activities	70,000	140,000	20,505